Accounts Receivable	12 Months Ended
Dec. 31, 2023
Accounts Receivable
Accounts Receivable

6. Accounts Receivable

Accounts receivable from contracts with customers consisted of the following:

	December 31,
	2023	2022

	(in US$’000)
Accounts receivable—third parties	115,169	94,531
Accounts receivable—related parties (Note 24(ii))	1,896	3,517
Allowance for credit losses	(171)	(60)
Accounts receivable, net	116,894	97,988

Substantially all accounts receivable are denominated in RMB, US$ and HK$ and are due within one year from the end of the reporting periods. The carrying values of accounts receivable approximate their fair values due to their short-term maturities.

An aging analysis for accounts receivable—third parties based on the relevant invoice dates is as follows:

	December 31,
	2023	2022

	(in US$’000)
Not later than 3 months	96,057	84,007
Between 3 months to 6 months	11,507	7,478
Between 6 months to 1 year	6,439	1,947
Later than 1 year	1,166	1,099
Accounts receivable—third parties	115,169	94,531

Movements on the allowance for credit losses:

	2023	2022	2021

	(in US$’000)
As at January 1	60	20	95
Increase in allowance for credit losses	141	150	16
Decrease in allowance due to subsequent collection	(16)	(107)	(92)
Exchange difference	(7)	(3)	1
Divestment of subsidiaries	(7)	—	—
As at December 31	171	60	20